BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Vallon - Q1 (Details) $ in Thousands	Apr. 21, 2023	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Subsequent Event [Line Items]
Reverse stock split	0.0333
FDIC insured amount		$ 250
Uninsured cash balances		$ 2,988
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Subsequent Event [Line Items]
FDIC insured amount			$ 250
Uninsured cash balances			$ 1,218	$ 3,281
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Subsequent Event
Subsequent Event [Line Items]
Reverse stock split	0.0333